Financing Receivable, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, net
Financing receivable	$ 42,543,860	$ 43,864,192
Financing receivable annual interest rate	6.50%
Principal amount		41,197,763
Interest receivable amount		3,585,248
Net financing interest income	$ 2,180,970	$ 1,400,227
Financing receivable carrying value	$ 44,837,220